Document and Entity Information	Feb. 01, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001781730
Document Type	8-K/A
Document Period End Date	Feb. 01, 2026
Entity Registrant Name	THIRD COAST BANCSHARES, INC.
Entity Incorporation State Country Code	TX
Entity File Number	001-41028
Entity Tax Identification Number	46-2135597
Entity Address, Address Line One	20202 Highway 59 North
Entity Address, Address Line Two	Suite 190
Entity Address, City or Town	Humble
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77338
City Area Code	281
Local Phone Number	446-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $1.00 per share
Trading Symbol	TCBX
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On February 2, 2026, Third Coast Bancshares, Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial 8-K”) to disclose that it had completed its merger (the “Merger”) with Keystone Bancshares, Inc. (“Keystone”), a Texas corporation, pursuant to the terms of the Agreement and Plan of Reorganization, dated as of October 22, 2025, by and among the Company, Arch Merger Sub, Inc., a Texas corporation and a wholly owned subsidiary of the Company, and Keystone effective February 1, 2026. This Form 8-K/A amends the Initial 8-K to provide financial statements and pro forma financial information for the Merger that are described in parts (a) and (b) of Item 9.01 below. Except as provided in this Form 8-K/A, the Initial 8-K remains unchanged.